Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue
Revenue	€ 369,657	€ 213,634	€ 955,543	€ 472,632
Denmark [member]
Revenue
Revenue	€ 2,300	€ 4,100	€ 10,400	€ 9,100